Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Benefit from income taxes			$ 0	$ 0
Change in valuation allowance			$ 5,700	$ 5,700
Cara Therapeutics, Inc.
Income Taxes
Company's effective tax rate	0.00%	0.00%	0.56%	0.00%	0.00%
Percentage of eligible annual research and development credit for cash	65.00%	65.00%	65.00%	65.00%	65.00%
Benefit from income taxes	$ 0	$ 0	$ (398)	$ 0	$ 0
Valuation allowance on the deferred tax asset			100.00%	100.00%
Change in valuation allowance			$ 7,865	$ 31,977
Unrecognized tax benefits, related interest and penalties			$ 0	$ 0	$ 0
Tax examinations, description			tax years 2006 through 2024 remain open to U.S. federal and state tax examinations.
Income taxes using U.S. federal statutory rate			21.00%	21.00%	21.00%
Federal [Member]
Income Taxes
Net operating loss carryforwards			$ 47,200	$ 34,500
Tax credit carryforwards			400
Federal [Member] | Cara Therapeutics, Inc.
Income Taxes
Net operating loss carryforwards			$ 475,440
Federal [Member] | Earliest Tax Year [Member] | Cara Therapeutics, Inc.
Income Taxes
Tax loss carryforwards expiration year			2026
Federal [Member] | R&D Tax Credit Carryforwards [Member] | Cara Therapeutics, Inc.
Income Taxes
Tax credit carryforwards			$ 28,557
Federal [Member] | R&D Tax Credit Carryforwards [Member] | Earliest Tax Year [Member] | Cara Therapeutics, Inc.
Income Taxes
Tax credit expiration year			2025
State and Local [Member] | Cara Therapeutics, Inc.
Income Taxes
Net operating loss carryforwards			$ 403,138
State and Local [Member] | Earliest Tax Year [Member] | Cara Therapeutics, Inc.
Income Taxes
Tax loss carryforwards expiration year			2027
State and Local [Member] | R&D Tax Credit Carryforwards [Member] | Cara Therapeutics, Inc.
Income Taxes
Tax credit carryforwards			$ 4,379